SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2018 COP ($) $ / shares shares	Mar. 31, 2018 COP ($) $ / shares shares	Dec. 31, 2017 shares	Jun. 30, 2016 shares	Dec. 31, 2015 shares
Disclosure of subsequents events [Line Items]
Net income for period ended December 31, 2017 included in the unconsolidated financial statements of Grupo Aval	$ 2,001,178
Occasional reserve release at the disposal of the General Meeting of Shareholders	5,333,761
Total Income available for disposal of the General Meeting of Shareholders	$ 7,334,939
Number Of Shares Outstanding | shares	22,281,017,159	22,281,017,159	22,281,017,159	22,281,017,159	22,281,017,159
Total dividends declared	$ 1,069,489	$ 1,069,489
To Occasional reserve at the disposal of General Meeting of Shareholders	$ 6,265,450
Subsequent events [Member]
Disclosure of subsequents events [Line Items]
Dividends Paid On Monthly Basis Ordinary Shares Per Share | (per share)	$ 4.00	$ 4.00
Common shares [member]
Disclosure of subsequents events [Line Items]
Number Of Shares Outstanding | shares	15,170,666,914	15,170,666,914	15,240,124,702	15,258,916,143	15,265,983,336
Preference shares [member]
Disclosure of subsequents events [Line Items]
Number Of Shares Outstanding | shares	7,110,350,245	7,110,350,245	7,040,892,457	7,022,101,016	7,015,033,823